CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Condensed Consolidating Statement of Operations
Sales	$ 1,935	$ 1,879	$ 1,875	$ 1,690	$ 1,758	$ 1,791	$ 1,669	$ 1,462	$ 3,565		$ 5,444		$ 7,379		$ 6,680		$ 6,085
Costs and expenses
Costs applicable to sales (1)		1,053	999	957	1,002				1,956		3,009		4,062	[1]	3,738	[1]	3,588	[1]
Depreciation and amortization	323	328	310	300	312	338	285	278	610	$ 563	938	$ 901	1,261		1,213		1,121
Reclamation and remediation	94	26	43	29	108	24	18	19	72	37	98	61	192		169		249
Exploration													179		148		156
Advanced projects, research and development													143		134		126
General and administrative													237		233		241
Impairment of long-lived assets					1,000								14		1,003		56
Other expense, net													32		58		116
Total costs and expenses													6,120		6,696		5,653
Other income (expense):
Other income, net													54		69		135
Interest expense, net													(241)		(273)		(297)
Total other income (expense)													(187)		(204)		(162)
Income (loss) before income and mining tax and other items	265	278	335	194	(889)	221	240	208	529	448	807	669	1,072		(220)		270
Income and mining tax benefit (expense)	(777)	(73)	(166)	(111)	(22)	(91)	(239)	(227)	(277)	(466)	(350)	(557)	(1,127)		(579)		(386)
Equity income (loss) of affiliates													(16)		(13)		(45)
Net income (loss) from continuing operations	(524)	206	166	81	(916)	132	(4)	(24)	247	(28)	453	104	(71)		(812)		(161)
Net income (loss) from discontinued operations (Note 4)	7	(7)	(15)	(23)	98	(449)	64	156	(38)	220	(45)	(229)	(38)		(131)		441
Net income (loss)	(517)	199	151	58	(818)	(317)	60	132	209	192	408	(125)	(109)		(943)		280
Net loss (income) attributable to noncontrolling interests, net of tax
Continuing operations	(25)	7	24	(11)	523	34	17	12	13	29	20	63	(5)		586		148
Discontinued operations					(45)	(79)	(54)	(94)		(148)		(227)			(272)		(222)
Net loss (income) attributable to noncontrolling interests	(25)	7	24	(11)	478	(45)	(37)	(82)	13	(119)	20	(164)	(5)		314		(74)
Net income (loss) attributable to Newmont stockholders	(542)	206	175	47	(340)	(362)	23	50	222	73	428	(289)	(114)		(629)		206
Comprehensive income (loss)													(67)		(943)		424
Comprehensive loss (income) attributable to noncontrolling interests													(5)		314		(74)
Comprehensive income (loss) attributable to Newmont stockholders													(72)		(629)		350
Eliminations
Other income (expense):
Interest income - intercompany													(233)		(178)		(161)
Interest expense - intercompany													233		178		161
Equity income (loss) of affiliates													113		1,539		(80)
Net income (loss) from continuing operations													113		1,539		(80)
Net income (loss)													113		1,539		(80)
Net loss (income) attributable to noncontrolling interests, net of tax
Discontinued operations																	60
Net loss (income) attributable to noncontrolling interests																	60
Net income (loss) attributable to Newmont stockholders													113		1,539		(20)
Comprehensive income (loss)													113		1,539		(211)
Comprehensive loss (income) attributable to noncontrolling interests																	55
Comprehensive income (loss) attributable to Newmont stockholders													113		1,539		(156)
Newmont Mining Corporation | Reportable Legal Entities
Costs and expenses
Depreciation and amortization													4		4		4
Total costs and expenses													4		4		4
Other income (expense):
Other income, net													41		(69)		(10)
Interest income - intercompany													149		132		130
Interest expense - intercompany													(39)		(45)		(20)
Interest expense, net													(222)		(254)		(289)
Total other income (expense)													(71)		(236)		(189)
Income (loss) before income and mining tax and other items													(75)		(240)		(193)
Income and mining tax benefit (expense)													(34)		232		67
Equity income (loss) of affiliates													(5)		(621)		332
Net income (loss) from continuing operations													(114)		(629)		206
Net income (loss)													(114)		(629)		206
Net loss (income) attributable to noncontrolling interests, net of tax
Net income (loss) attributable to Newmont stockholders													(114)		(629)		206
Comprehensive income (loss)													(72)		(629)		350
Comprehensive income (loss) attributable to Newmont stockholders													(72)		(629)		350
Newmont USA | Reportable Legal Entities
Condensed Consolidating Statement of Operations
Sales													1,955		1,951		1,829
Costs and expenses
Costs applicable to sales (1)													1,209		1,198		1,235
Depreciation and amortization													355		333		319
Reclamation and remediation													63		14		21
Exploration													43		35		30
Advanced projects, research and development													21		11		12
General and administrative													80		90		72
Impairment of long-lived assets															1		4
Other expense, net													12		30		29
Total costs and expenses													1,783		1,712		1,722
Other income (expense):
Other income, net													6		14		29
Interest income - intercompany													43				8
Interest expense - intercompany													(4)
Interest expense, net													(7)		(6)		(7)
Total other income (expense)													38		8		30
Income (loss) before income and mining tax and other items													210		247		137
Income and mining tax benefit (expense)													(23)		(62)		(6)
Equity income (loss) of affiliates													(108)		(1,342)		(290)
Net income (loss) from continuing operations													79		(1,157)		(159)
Net income (loss)													79		(1,157)		(159)
Net loss (income) attributable to noncontrolling interests, net of tax
Net income (loss) attributable to Newmont stockholders													79		(1,157)		(159)
Comprehensive income (loss)													90		(1,155)		(115)
Comprehensive income (loss) attributable to Newmont stockholders													90		(1,155)		(115)
Other Subsidiaries | Reportable Legal Entities
Condensed Consolidating Statement of Operations
Sales													5,424		4,729		4,256
Costs and expenses
Costs applicable to sales (1)													2,853		2,540		2,353
Depreciation and amortization													902		876		798
Reclamation and remediation													129		155		228
Exploration													136		113		126
Advanced projects, research and development													122		123		114
General and administrative													157		143		169
Impairment of long-lived assets													14		1,002		52
Other expense, net													20		28		87
Total costs and expenses													4,333		4,980		3,927
Other income (expense):
Other income, net													7		124		116
Interest income - intercompany													41		46		23
Interest expense - intercompany													(190)		(133)		(141)
Interest expense, net													(12)		(13)		(1)
Total other income (expense)													(154)		24		(3)
Income (loss) before income and mining tax and other items													937		(227)		326
Income and mining tax benefit (expense)													(1,070)		(749)		(447)
Equity income (loss) of affiliates													(16)		411		(7)
Net income (loss) from continuing operations													(149)		(565)		(128)
Net income (loss) from discontinued operations (Note 4)													(38)		(131)		441
Net income (loss)													(187)		(696)		313
Net loss (income) attributable to noncontrolling interests, net of tax
Continuing operations													(5)		586		148
Discontinued operations															(272)		(282)
Net loss (income) attributable to noncontrolling interests													(5)		314		(134)
Net income (loss) attributable to Newmont stockholders													(192)		(382)		179
Comprehensive income (loss)													(198)		(698)		400
Comprehensive loss (income) attributable to noncontrolling interests													(5)		314		(129)
Comprehensive income (loss) attributable to Newmont stockholders													(203)		(384)		271
As Previously Reported
Condensed Consolidating Statement of Operations
Sales		1,879	1,875	1,659	1,789				3,534		5,413		7,348		6,711		6,085
Costs and expenses
Costs applicable to sales (1)		1,053	999	933	1,036				1,932		2,985		4,038		3,772		3,578
Depreciation and amortization	321	327	308	293	328	335	281	276	601	557	928	892	1,249		1,220		1,102
Reclamation and remediation	74	29	44	30	112	25	21	21	74	42	103	67	177		179		253
Exploration													179		148		156
Advanced projects, research and development													143		134		126
General and administrative													237		233		241
Impairment of long-lived assets					974								14		977		56
Other expense, net													32		58		116
Total costs and expenses													6,069		6,721		5,628
Other income (expense):
Other income, net													54		69		135
Interest expense, net													(241)		(273)		(297)
Total other income (expense)													(187)		(204)		(162)
Income (loss) before income and mining tax and other items	287	276	336	193	(886)	223	241	208	529	449	805	672	1,092		(214)		295
Income and mining tax benefit (expense)	(776)	(72)	(167)	(110)	(8)	(90)	(238)	(227)	(277)	(465)	(349)	(555)	(1,125)		(563)		(391)
Equity income (loss) of affiliates													(16)		(13)		(45)
Net income (loss) from continuing operations	(501)	205	166	81	(899)	135	(2)	(24)	247	(26)	452	109	(49)		(790)		(141)
Net income (loss) from discontinued operations (Note 4)	7	(7)	(15)	(23)	92	(448)	64	159	(38)	223	(45)	(225)	(38)		(133)		445
Net income (loss)	(494)	198	151	58	(807)	(313)	62	135	209	197	407	(116)	(87)		(923)		304
Net loss (income) attributable to noncontrolling interests, net of tax
Continuing operations	(33)	8	26	(12)	508	34	16	12	14	28	22	62	(11)		570		140
Discontinued operations					(45)	(79)	(55)	(95)		(150)		(229)			(274)		(224)
Net loss (income) attributable to noncontrolling interests	(33)	8	26	(12)	463	(45)	(39)	(83)	14	(122)	22	(167)	(11)		296		(84)
Net income (loss) attributable to Newmont stockholders	(527)	206	177	46	(344)	(358)	23	52	223	75	429	(283)	(98)		(627)		220
Comprehensive income (loss)													(45)		(923)		448
Comprehensive loss (income) attributable to noncontrolling interests													(11)		296		(84)
Comprehensive income (loss) attributable to Newmont stockholders													(56)		(627)		364
As Previously Reported | Eliminations
Other income (expense):
Interest income - intercompany													(233)		(178)		(161)
Interest expense - intercompany													233		178		161
Equity income (loss) of affiliates													113		1,539		(80)
Net income (loss) from continuing operations													113		1,539		(80)
Net income (loss)													113		1,539		(80)
Net loss (income) attributable to noncontrolling interests, net of tax
Discontinued operations																	60
Net loss (income) attributable to noncontrolling interests																	60
Net income (loss) attributable to Newmont stockholders													113		1,539		(20)
Comprehensive income (loss)													113		1,539		(211)
Comprehensive loss (income) attributable to noncontrolling interests																	55
Comprehensive income (loss) attributable to Newmont stockholders													113		1,539		(156)
As Previously Reported | Newmont Mining Corporation | Reportable Legal Entities
Costs and expenses
Depreciation and amortization													4		4		4
Total costs and expenses													4		4		4
Other income (expense):
Other income, net													41		(69)		(10)
Interest income - intercompany													149		132		130
Interest expense - intercompany													(39)		(45)		(20)
Interest expense, net													(222)		(254)		(289)
Total other income (expense)													(71)		(236)		(189)
Income (loss) before income and mining tax and other items													(75)		(240)		(193)
Income and mining tax benefit (expense)													(34)		232		67
Equity income (loss) of affiliates													11		(619)		346
Net income (loss) from continuing operations													(98)		(627)		220
Net income (loss)													(98)		(627)		220
Net loss (income) attributable to noncontrolling interests, net of tax
Net income (loss) attributable to Newmont stockholders													(98)		(627)		220
Comprehensive income (loss)													(56)		(627)		364
Comprehensive income (loss) attributable to Newmont stockholders													(56)		(627)		364
As Previously Reported | Newmont USA | Reportable Legal Entities
Condensed Consolidating Statement of Operations
Sales													1,934		1,972		1,829
Costs and expenses
Costs applicable to sales (1)													1,190		1,227		1,225
Depreciation and amortization													351		335		319
Reclamation and remediation													49		24		25
Exploration													43		35		30
Advanced projects, research and development													21		11		12
General and administrative													80		90		72
Impairment of long-lived assets															1		4
Other expense, net													12		30		29
Total costs and expenses													1,746		1,753		1,716
Other income (expense):
Other income, net													6		14		29
Interest income - intercompany													43				8
Interest expense - intercompany													(4)
Interest expense, net													(7)		(6)		(7)
Total other income (expense)													38		8		30
Income (loss) before income and mining tax and other items													226		227		143
Income and mining tax benefit (expense)													(21)		(55)		(10)
Equity income (loss) of affiliates													(124)		(1,344)		(304)
Net income (loss) from continuing operations													81		(1,172)		(171)
Net income (loss)													81		(1,172)		(171)
Net loss (income) attributable to noncontrolling interests, net of tax
Net income (loss) attributable to Newmont stockholders													81		(1,172)		(171)
Comprehensive income (loss)													92		(1,170)		(127)
Comprehensive income (loss) attributable to Newmont stockholders													92		(1,170)		(127)
As Previously Reported | Other Subsidiaries | Reportable Legal Entities
Condensed Consolidating Statement of Operations
Sales													5,414		4,739		4,256
Costs and expenses
Costs applicable to sales (1)													2,848		2,545		2,353
Depreciation and amortization													894		881		779
Reclamation and remediation													128		155		228
Exploration													136		113		126
Advanced projects, research and development													122		123		114
General and administrative													157		143		169
Impairment of long-lived assets													14		976		52
Other expense, net													20		28		87
Total costs and expenses													4,319		4,964		3,908
Other income (expense):
Other income, net													7		124		116
Interest income - intercompany													41		46		23
Interest expense - intercompany													(190)		(133)		(141)
Interest expense, net													(12)		(13)		(1)
Total other income (expense)													(154)		24		(3)
Income (loss) before income and mining tax and other items													941		(201)		345
Income and mining tax benefit (expense)													(1,070)		(740)		(448)
Equity income (loss) of affiliates													(16)		411		(7)
Net income (loss) from continuing operations													(145)		(530)		(110)
Net income (loss) from discontinued operations (Note 4)													(38)		(133)		445
Net income (loss)													(183)		(663)		335
Net loss (income) attributable to noncontrolling interests, net of tax
Continuing operations													(11)		570		140
Discontinued operations															(274)		(284)
Net loss (income) attributable to noncontrolling interests													(11)		296		(144)
Net income (loss) attributable to Newmont stockholders													(194)		(367)		191
Comprehensive income (loss)													(194)		(665)		422
Comprehensive loss (income) attributable to noncontrolling interests													(11)		296		(139)
Comprehensive income (loss) attributable to Newmont stockholders													(205)		(369)		283
Reclassified | Adjustments
Condensed Consolidating Statement of Operations
Sales				31	(31)				31		31		31		(31)
Costs and expenses
Costs applicable to sales (1)				24	(34)				24		24		24		(34)		10
Depreciation and amortization	2	1	2	7	(16)	3	4	2	9	6	10	9	12		(7)		19
Reclamation and remediation	20	(3)	(1)	(1)	(4)	(1)	(3)	(2)	(2)	(5)	(5)	(6)	15		(10)		(4)
Impairment of long-lived assets					26										26
Total costs and expenses													51		(25)		25
Other income (expense):
Income (loss) before income and mining tax and other items	(22)	2	(1)	1	(3)	(2)	(1)			(1)	2	(3)	(20)		(6)		(25)
Income and mining tax benefit (expense)	(1)	(1)	1	(1)	(14)	(1)	(1)			(1)	(1)	(2)	(2)		(16)		5
Net income (loss) from continuing operations	(23)	1			(17)	(3)	(2)			(2)	1	(5)	(22)		(22)		(20)
Net income (loss) from discontinued operations (Note 4)					6	(1)		(3)		(3)		(4)			2		(4)
Net income (loss)	(23)	1			(11)	(4)	(2)	(3)		(5)	1	(9)	(22)		(20)		(24)
Net loss (income) attributable to noncontrolling interests, net of tax
Continuing operations	8	(1)	(2)	1	15		1		(1)	1	(2)	1	6		16		8
Discontinued operations							1	1		2		2			2		2
Net loss (income) attributable to noncontrolling interests	8	$ (1)	(2)	1	15		$ 2	1	(1)	3	(2)	3	6		18		10
Net income (loss) attributable to Newmont stockholders	$ (15)		$ (2)	$ 1	$ 4	$ (4)		$ (2)	$ (1)	$ (2)	$ (1)	$ (6)	(16)		(2)		(14)
Comprehensive income (loss)													(22)		(20)		(24)
Comprehensive loss (income) attributable to noncontrolling interests													6		18		10
Comprehensive income (loss) attributable to Newmont stockholders													(16)		(2)		(14)
Reclassified | Adjustments | Newmont Mining Corporation | Reportable Legal Entities
Other income (expense):
Equity income (loss) of affiliates													(16)		(2)		(14)
Net income (loss) from continuing operations													(16)		(2)		(14)
Net income (loss)													(16)		(2)		(14)
Net loss (income) attributable to noncontrolling interests, net of tax
Net income (loss) attributable to Newmont stockholders													(16)		(2)		(14)
Comprehensive income (loss)													(16)		(2)		(14)
Comprehensive income (loss) attributable to Newmont stockholders													(16)		(2)		(14)
Reclassified | Adjustments | Newmont USA | Reportable Legal Entities
Condensed Consolidating Statement of Operations
Sales													21		(21)
Costs and expenses
Costs applicable to sales (1)													19		(29)		10
Depreciation and amortization													4		(2)
Reclamation and remediation													14		(10)		(4)
Total costs and expenses													37		(41)		6
Other income (expense):
Income (loss) before income and mining tax and other items													(16)		20		(6)
Income and mining tax benefit (expense)													(2)		(7)		4
Equity income (loss) of affiliates													16		2		14
Net income (loss) from continuing operations													(2)		15		12
Net income (loss)													(2)		15		12
Net loss (income) attributable to noncontrolling interests, net of tax
Net income (loss) attributable to Newmont stockholders													(2)		15		12
Comprehensive income (loss)													(2)		15		12
Comprehensive income (loss) attributable to Newmont stockholders													(2)		15		12
Reclassified | Adjustments | Other Subsidiaries | Reportable Legal Entities
Condensed Consolidating Statement of Operations
Sales													10		(10)
Costs and expenses
Costs applicable to sales (1)													5		(5)
Depreciation and amortization													8		(5)		19
Reclamation and remediation													1
Impairment of long-lived assets															26
Total costs and expenses													14		16		19
Other income (expense):
Income (loss) before income and mining tax and other items													(4)		(26)		(19)
Income and mining tax benefit (expense)															(9)		1
Net income (loss) from continuing operations													(4)		(35)		(18)
Net income (loss) from discontinued operations (Note 4)															2		(4)
Net income (loss)													(4)		(33)		(22)
Net loss (income) attributable to noncontrolling interests, net of tax
Continuing operations													6		16		8
Discontinued operations															2		2
Net loss (income) attributable to noncontrolling interests													6		18		10
Net income (loss) attributable to Newmont stockholders													2		(15)		(12)
Comprehensive income (loss)													(4)		(33)		(22)
Comprehensive loss (income) attributable to noncontrolling interests													6		18		10
Comprehensive income (loss) attributable to Newmont stockholders													$ 2		$ (15)		$ (12)

[1]	Excludes Depreciation and amortization and Reclamation and remediation.